First time adoption of IFRS (Tables)	12 Months Ended
Jun. 30, 2012
Differences Between Canadian and United States Generally Accepted Accounting Principles (Gaap) [Abstract]
Schedule of financial position under IFRS
			Effect of
		Canadian	transition
	Note	GAAP	to IFRS	IFRS
		$	$	$
Assets
Current assets
Cash and cash equivalents		4,560,493	-	4,560,493
Trade and other receivables		355,471	-	355,471
Prepaid expenses		130,953	-	130,953
Total current assets		5,046,917	-	5,046,917

Equipment		497,960	-	497,960
Mineral interests		42,647,361	-	42,647,361
Total assets		48,192,238	-	48,192,238

Liabilities
Current liabilities
Trade and other payables		541,627	-	541,627
Total current liabilities		541,627	-	541,627

Equity
Share capital		63,556,255	-	63,556,255
Share option reserve	(i)	4,089,747	(459,674)	3,630,073
Warrant reserve	(ii)	-	523,106	523,106
Deficit	(i)	(19,995,391)	(63,432)	(20,058,823)
Total equity		47,650,611	-	47,650,611
Total liabilities and equity		48,192,238	-	48,192,238

Schedule total equity on first time adoption of Ifrs
						Total
			Share option	Warrant		shareholders'
	Note	Share capital	reserve	reserve	Deficit	equity
		$	$	$	$	$

As reported under Canadian GAAP		74,543,371	5,506,745	-	(22,969,189)	57,080,927
Share-based compensation	(i)	-	57,045	-	(57,045)	-
Reclassifications	(ii)	-	(1,271,032)	1,271,032	-	-
As reported under IFRS		74,543,371	4,292,758	1,271,032	(23,026,234)	57,080,927

Schedule total comprehensive loss on first time adoption of Ifrs
		Year ended
		June 30,
	Note	2011
		$

Net loss and total comprehensive loss for the period under Canadian GAAP		2,973,798
Adjustments for differing accounting treatments:
Share-based compensation	(i)	(6,387)

Total loss and comprehensive loss for the period under IFRS		2,967,411